Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio,
Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Following shareholder approval, VIP Growth Stock Portfolio merged into VIP Growth Opportunities Portfolio, VIP Growth Strategies Portfolio merged into VIP Mid Cap Portfolio, and VIP Value Leaders Portfolio merged into VIP Value Portfolio on April 24, 2015. References to VIP Growth Stock Portfolio, VIP Growth Strategies Portfolio, and VIP Value Leaders Portfolio throughout this Statement of Additional Information are no longer applicable.

Sean Gavin has replaced Michael Chren as the portfolio manager of VIP Value Leaders Portfolio.

Shashi Naik serves as assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

Deane Gyllenhaal serves as senior portfolio manager of VIP Index 500 Portfolio.

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.4500% to 0.4240%.

The following information replaces similar information for VIP Balanced Portfolio and VIP High Income Portfolio found in the "Investment Policies and Limitations" section on page 6.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces similar information found in the "Management Contracts" section beginning on page 79.

Sean Gavin is the portfolio manager of VIP Value Leaders Portfolio and receives compensation for his services. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Value Leaders Portfolio is based on the pre-tax investment performance of the fund measured against the Russell 1000 Value Index and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Large Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

VIPIS2B-15-01  April 24, 2015
1.483795.175

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Gavin as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,467	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,435	none	none

* Includes VIP Value Leaders Portfolio ($31 (in millions) assets managed.

As of October 31, 2014, the dollar range of shares of VIP Value Leaders Portfolio beneficially owned by Mr. Gavin was none.

The following information supplements information found in the "Management Contracts" section beginning on page 79.

VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of VIP Index 500 Portfolio and receives compensation for his services. Shashi Naik is assistant portfolio manager of VIP Disciplined Small Cap Portfolio and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to each fund's relative pre-tax investment performance measured against the Russell 2000 Index (for VIP Disciplined Small Cap Portfolio) or the S&P 500 Index (for VIP Index 500 Portfolio), as applicable. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. A manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Naik as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,350	$ 655	$ 347
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap Portfolio ($203 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Disciplined Small Cap Portfolio beneficially owned by Mr. Naik was none.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 Portfolio ($4,015 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Index 500 Portfolio beneficially owned by Mr. Gyllenhaal was none.

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Investor Class

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Following shareholder approval, VIP Growth Stock Portfolio merged into VIP Growth Opportunities Portfolio, VIP Growth Strategies Portfolio merged into VIP Mid Cap Portfolio, and VIP Value Leaders Portfolio merged into VIP Value Portfolio on April 24, 2015. References to VIP Growth Stock Portfolio, VIP Growth Strategies Portfolio, and VIP Value Leaders Portfolio throughout this Statement of Additional Information are no longer applicable.

Sean Gavin has replaced Michael Chren as the portfolio manager of VIP Value Leaders Portfolio.

The following information replaces similar information for VIP Balanced Portfolio and VIP High Income Portfolio found in the "Investment Policies and Limitations" section on page 5.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Shashi Naik serves as assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 63.

VIP Disciplined Small Cap Portfolio is managed by Geode, a sub-adviser to the fund. Shashi Naik is assistant portfolio manager of VIP Disciplined Small Cap Portfolio and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to VIP Disciplined Small Cap Portfolio's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

VIPINVB-15-01  April 24, 2015
1.825687.141

The following table provides information relating to other accounts managed by Mr. Naik as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,350	$ 655	$ 347
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap Portfolio ($203 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Disciplined Small Cap Portfolio beneficially owned by Mr. Naik was none.

The following information replaces similar information found in the "Management Contracts" section on page 63.

Sean Gavin is the portfolio manager of VIP Value Leaders Portfolio and receives compensation for his services. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Value Leaders Portfolio is based on the pre-tax investment performance of the fund measured against the Russell 1000 Value Index and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar® Large Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Gavin as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,467	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,435	none	none

* Includes VIP Value Leaders Portfolio ($31 (in millions) assets managed).

As of October 31, 2014, the dollar range of shares of VIP Value Leaders Portfolio beneficially owned by Mr. Gavin was none.